Financial Risk Factors and Risk Management - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK FACTORS
Trade payables	€ (1,089)	€ (1,014)
Lease liabilities	(2,143)	(2,120)
Other financial liabilities	(13,285)	(13,770)
Total of non-derivative financial liabilities	(16,517)	(16,904)
Due 2022
FINANCIAL RISK FACTORS
Trade payables	(1,089)	(1,014)
Lease liabilities	(448)	(426)
Other financial liabilities	(4,084)	(1,982)
Total of non-derivative financial liabilities	(5,621)	(3,422)
2022
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(338)	(359)
Other financial liabilities	(1,695)	(2,640)
Total of non-derivative financial liabilities	(2,033)	(2,999)
2023
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(263)	(262)
Other financial liabilities	(1,228)	(1,700)
Total of non-derivative financial liabilities	(1,491)	(1,962)
2024
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(208)	(218)
Other financial liabilities	(936)	(1,211)
Total of non-derivative financial liabilities	(1,144)	(1,429)
2025
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(184)	(165)
Other financial liabilities	(1,165)	(918)
Total of non-derivative financial liabilities	(1,349)	(1,083)
Due thereafter
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(934)	(931)
Other financial liabilities	(4,773)	(5,933)
Total of non-derivative financial liabilities	€ (5,707)	€ (6,864)